SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended				6 Months Ended	12 Months Ended		84 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Apr. 30, 2021	Jan. 31, 2021	Jan. 22, 2021	Jan. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020
Subsequent Event [Line Items]
Warrants exercise price				$ 0.64							$ 0.372	$ 0.372	$ 0.372	$ 0.372
Net proceeds from public offering			$ 8,500	$ 40,000	$ 9,600	$ 17,000					$ 1,583,000	$ 17,200		$ 309,400
Warrant [Member]
Subsequent Event [Line Items]
Advaxis public offerings, shares												32,500	17,869,662
Common Stock [Member]
Subsequent Event [Line Items]
Advaxis public offerings, shares							18,463,448	30,666,665		10,000,000		10,000,000	13,150,000
Private Placement [Member]
Subsequent Event [Line Items]
Warrants exercise price			$ 0.35
Subsequent Event [Member]
Subsequent Event [Line Items]
Advaxis public offerings, shares			30,666,665
Shares issued price per share			$ 0.30
Gross proceeds from public offering			$ 9,200
Warrants exercise price			$ 0.35
Net proceeds from public offering			$ 8,500
Subsequent Event [Member] | OS Therapies LLC [Member] | Milestone set forth in the Licence Agreement [Member]
Subsequent Event [Line Items]
Milestone achievement, description	Company received an aggregate of $1,345,000 from OS Therapies upon achievement of the $1,550,000 funding milestone set forth in the license agreement.	Company received an aggregate of $1,345,000 from OS Therapies upon achievement of the $1,550,000 funding milestone set forth in the license agreement.
Proceeds from milestone achievement	$ 1,345,000	$ 1,345,000
Subsequent Event [Member] | Warrant Holders [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number warrants exercised during period									4,610,000
Proceeds from warrants									$ 1,600
Subsequent Event [Member] | Warrant Holders [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock exchanged for warrants									4,610,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of warrants to purchase shares of common stock			15,333,332